Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	€ (51,391)	€ (39,366)	€ (23,096)
Adjustments to reconcile net loss to net cash used:
Depreciation (property and equipment and internal-use software and website development)	5,083	2,649	1,400
Amortization of intangible assets	13,857	30,030	30,025
Share-based compensation (See Note 9)	53,722	14,129	2,382
Deferred income taxes	(4,838)	(10,444)	(9,315)
Foreign exchange (gain) loss	(16)	960	1,554
Bad debt (recovery) expense	1,589	(410)	408
Non-cash charge, contribution from Parent	4,185	2,826	1,506
Changes in operating assets and liabilities, net of effects from of businesses acquired:
Accounts receivable, including related party	(11,256)	(18,540)	(10,710)
Prepaid expense and other assets	(7,144)	(121)	(461)
Accounts payable	13,879	13,102	6,930
Accrued expenses and other liabilities	7,486	2,415	(2,351)
Deferred revenue	2,814	1,780	485
Taxes payable/receivable, net	3,177	(25)	1,873
Net cash (used in) / provided by operating activities	31,147	(1,015)	630
Investing activities:
Acquisition of redeemable noncontrolling interests	(874)	0	0
Acquisition of business, net of cash acquired	0	(286)	(897)
Capital expenditures, including internal-use software and website development	(8,121)	(6,224)	(3,726)
Net cash used in investing activities	(8,995)	(6,510)	(4,623)
Financing activities:
Payments of initial public offering costs	(882)	0	0
Proceeds from issuance of credit facility	20,000	20,000	0
Payments on credit facility	(40,000)	0	0
Payment of loan to shareholder	0	(7,129)	0
Payment of loan to related party	0	(1,039)	0
Net proceeds from issuance of common stock	207,840	0	0
Proceeds from exercise of option awards	685	0	0
Proceeds from issuance of loan from related party	0	7,129	1,039
Proceeds from exercise of members’ equity awards	1	10	0
Net cash provided by financing activities	187,644	18,971	1,039
Effect of exchange rate changes on cash	(54)	(32)	105
Net increase (decrease) in cash	209,742	11,414	(2,849)
Cash at beginning of year	17,556	6,142	8,991
Cash at end of year	227,298	17,556	6,142
Supplemental cash flow information:
Cash paid for interest	160	100	11
Cash paid for taxes	8,696	751	2,100
Non-cash investing and financing activities:
Offering costs included in accrued expenses	4,038	0	0
Fixed assets-related payable	129	306	53
Capitalization of construction in process related to build-to-suit lease	30,883	4,852	0
Extinguishment of loan to members through contribution from Parent in members’ equity	7,129	0	0
Extinguishment of loan from related party through members’ liability	€ 7,129	€ 0	€ 0